Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2011	Dec. 31, 2010
Assets
Held to maturity investments, market value	$ 7,100	$ 8,199
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	46,410,007	46,410,007
Common stock, shares outstanding (in shares)	43,075,410	43,075,410
Treasury stock, at cost (in shares)	3,334,597	3,334,597